[Letterhead of Paul, Hastings, Janofsky & Walker LLP]


(212) 318-6877
garyrawitz@paulhastings.com


March 10, 2008                                                       73489.00002


VIA EDGAR


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Gabelli Global Utility & Income Trust (The "Fund")
         File Nos. 333-147575 and 811-21529
         ----------------------------------

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 that has been marked to show changes from the Pre-Effective Amendment No. 1 filed on January 8, 2008.

Ms. Laura Hatch of the Commission reviewed the initial filing for the Company.

Please direct any inquiries regarding this filing to the undersigned at
(212)318-6877.

Sincerely,



/s/ Gary Rawitz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure

cc:      Michael R. Rosella, Esq. (w/ enclosures)
         Domenick Pugliese, Esq. (w/ enclosures)
         Agnes Mullady, Esq. (w/ enclosures)